Quarterly Information (Unaudited) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Quarterly Information (Unaudited) [Abstract]
Loss on impairment of real estate									$ 24,379	[1]	$ 51,304	[1]	$ 1,156	[1]
Total Revenues	278,005	256,359	251,844	246,469	264,546	264,699	258,039	262,678	1,032,677		1,049,962		1,043,818
Income from operations	95,999	96,331	94,400	91,702	113,349	51,257	96,041	97,933	378,432		358,580		400,849
Income from continuing operations	84,429	37,425	36,100	34,533	110,325	(18,499)	32,813	36,283	192,487		160,922	[1]	133,619	[1]
Discontinued operations	1,654	(24,933)	3,293	2,018	(451)	179	(3,281)	27,625	(17,968)		24,072
Net income (loss)	86,083	12,492	39,393	36,551	109,874	(18,320)	29,532	63,908	174,519		184,994		98,170
Net income (loss) attributable to the Company	68,086	8,074	29,391	26,049	82,967	(16,726)	20,376	47,319	131,600		133,936		62,151
Net income (loss) available to common shareholders	$ 52,357	$ (2,520)	$ 18,797	$ 15,455	$ 72,373	$ (27,320)	$ 9,782	$ 36,725	$ 84,089		$ 91,560		$ 29,532
Basic per share data attributable to common shareholders:
Income (loss) from continuing operations, net of preferred dividends	$ 0.32	$ 0.11	$ 0.11	$ 0.09	$ 0.49	$ (0.19)	$ 0.08	$ 0.11	$ 0.64	[2]	$ 0.49		$ 0.40
Net income (loss) attributable to common shareholders	$ 0.33	$ (0.02)	$ 0.12	$ 0.10	$ 0.49	$ (0.18)	$ 0.07	$ 0.25	$ 0.54	[2]	$ 0.62		$ 0.21
Diluted per share data attributable to common shareholders:
Income (loss) from continuing operations, net of preferred dividends	$ 0.32	$ 0.11	$ 0.11	$ 0.09	$ 0.49	$ (0.19)	$ 0.08	$ 0.11	$ 0.64	[2]	$ 0.49		$ 0.40
Net income (loss) attributable to common shareholders	$ 0.33	$ (0.02)	$ 0.12	$ 0.10	$ 0.49	$ (0.18)	$ 0.07	$ 0.25	$ 0.54	[2]	$ 0.62		$ 0.21

[1]	The referenced amounts for the years ended December 31, 2011 and 2010 have been restated. See Note 2 for more information. Loss on impairment of real estate for the year ended December 31, 2012 consisted of $20,315 related to Malls, $3,000 related to Associated Centers and $1,064 related to All Other. Loss on impairment of real estate for the year ended December 31, 2011 consisted of $50,683 related to Malls and $621 related to All Other. Loss on impairment of real estate for the year ended December 31, 2010 consisted of $1,156 related to All Other.
[2]	The sum of quarterly earnings per share may differ from annual earnings per share due to rounding.